LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance, beginning of period	$ 7,897	$ 10,034
Provision for loan losses	(325)	(2,597)	6,218
Loans charged-off	(1,323)	(3,254)
Recoveries	805	3,714
Allowance for loan losses, Balance, end of period	7,054	7,897	10,034
Ending Balance: individually evaluated for impairment	1,103	909
Ending Balance: collectively evaluated for impairment	5,951	6,988
Loans
Ending balance	346,500	367,892
Ending Balance: individually evaluated for impairment	18,982	19,721
Ending Balance: collectively evaluated for impairment	328,068	348,623
Commercial and Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance, beginning of period	278	719
Provision for loan losses	(35)	(2,962)
Loans charged-off	(135)	(193)
Recoveries	137	2,714
Allowance for loan losses, Balance, end of period	245	278
Ending Balance: individually evaluated for impairment	63	51
Ending Balance: collectively evaluated for impairment	182	227
Loans
Ending balance	29,166	29,297
Ending Balance: individually evaluated for impairment	463	611
Ending Balance: collectively evaluated for impairment	28,703	28,686
Construction Loans Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance, beginning of period	798	1,540
Provision for loan losses	(230)	(339)
Loans charged-off	(28)	(720)
Recoveries	25	317
Allowance for loan losses, Balance, end of period	565	798
Ending Balance: individually evaluated for impairment	91	64
Ending Balance: collectively evaluated for impairment	474	734
Loans
Ending balance	53,325	48,220
Ending Balance: individually evaluated for impairment	2,387	2,642
Ending Balance: collectively evaluated for impairment	50,938	45,578
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance, beginning of period	4,946	4,771
Provision for loan losses	(59)	1,468
Loans charged-off	(384)	(1,580)
Recoveries	96	287
Allowance for loan losses, Balance, end of period	4,599	4,946
Ending Balance: individually evaluated for impairment	541	581
Ending Balance: collectively evaluated for impairment	4,058	4,365
Loans
Ending balance	169,176	186,949
Ending Balance: individually evaluated for impairment	9,443	10,492
Ending Balance: collectively evaluated for impairment	159,733	176,457
Family Residential Real Estate 1 to 4 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance, beginning of period	1,070	1,661
Provision for loan losses	(317)	(591)
Loans charged-off	(325)	(232)
Recoveries	398	232
Allowance for loan losses, Balance, end of period	826	1,070
Ending Balance: individually evaluated for impairment	88	157
Ending Balance: collectively evaluated for impairment	738	913
Loans
Ending balance	35,006	41,017
Ending Balance: individually evaluated for impairment	2,980	3,651
Ending Balance: collectively evaluated for impairment	32,026	37,366
Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance, beginning of period	627	1,122
Provision for loan losses	288	(110)
Loans charged-off	(316)	(459)
Recoveries	81	74
Allowance for loan losses, Balance, end of period	680	627
Ending Balance: individually evaluated for impairment	320	43
Ending Balance: collectively evaluated for impairment	360	584
Loans
Ending balance	31,863	34,603
Ending Balance: individually evaluated for impairment	1,320	819
Ending Balance: collectively evaluated for impairment	30,543	33,784
Loans to Individuals and Overdrafts [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance, beginning of period	72	94
Provision for loan losses	60	(42)
Loans charged-off	(135)	(70)
Recoveries	68	90
Allowance for loan losses, Balance, end of period	65	72
Ending Balance: individually evaluated for impairment	0	4
Ending Balance: collectively evaluated for impairment	65	68
Loans
Ending balance	8,775	8,734
Ending Balance: individually evaluated for impairment	5	24
Ending Balance: collectively evaluated for impairment	8,770	8,710
Multi Family Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Balance, beginning of period	106	127
Provision for loan losses	(32)	(21)
Loans charged-off	0	0
Recoveries	0	0
Allowance for loan losses, Balance, end of period	74	106
Ending Balance: individually evaluated for impairment	0	9
Ending Balance: collectively evaluated for impairment	74	97
Loans
Ending balance	19,739	19,524
Ending Balance: individually evaluated for impairment	2,384	1,482
Ending Balance: collectively evaluated for impairment	$ 17,355	$ 18,042